Financial Instruments carried at Fair Value - Unrealized Gains or Losses on Level 3 Instruments Held or in Issue at the Reporting Date (Detail) - Unrealized Gains or Losses [Member] - Valuation technique unobservable parameters (Level 3) - EUR (€)
€ in Millions
	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial assets held at fair value [Abstract]
Trading securities, assets	€ (9)	€ (433)
Positive market values from derivative financial instruments	441	(1,257)
Other trading assets	55	(96)
Non-trading financial assets mandatory at fair value through profit or loss	(33)	453
Financial assets designated at fair value through profit or loss	0	1
Financial assets at fair value through other comprehensive income	(3)	0
Other financial assets at fair value	(4)	13
Total financial assets held at fair value	449	(1,318)
Financial liabilities held at fair value:
Trading securities, liabilites	0	1
Negative market values from derivative financial instruments	(104)	1,504
Other trading liabilities	0	45
Financial liabilities designated at fair value through profit or loss	40	(113)
Other financial liabilities at fair value	(187)	460
Total financial liabilities held at fair value	(251)	1,897
Total	€ 199	€ 579